Interest and Fees on Loans by Facility (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 Wholesale loans USD ($)	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2010 Wholesale loans INR	Mar. 31, 2009 Wholesale loans INR	Mar. 31, 2011 Retail Loans USD ($)	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2010 Retail Loans INR	Mar. 31, 2009 Retail Loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest and fees on loans	$ 3,451.1	153,719.7	118,364.5	117,281.5	$ 1,271.5	56,634.7	38,902.5	43,407.0	$ 2,179.6	97,085.0	79,462.0	73,874.5